COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
8.     COMMITMENTS AND CONTINGENCIES

As of December 31, 2015 and 2014, the Company had the following commitments to fund various senior mortgage loans, subordinated debt investments, as well as preferred equity investments accounted for as loans held for investment ($ in thousands):

	As of December 31,
	2015	2014
Total commitments	$1,232,163	$1,565,117
Less: funded commitments	(1,133,842)	(1,395,281)
Total unfunded commitments	$98,321	$169,836

Commitments to extend credit by ACRE Capital are generally agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Occasionally, the commitments may expire without being drawn upon; therefore, the total commitment amounts do not necessarily represent future cash requirements. As of December 31, 2015 and 2014, ACRE Capital had the following commitments to sell and fund loans ($ in thousands):

	As of December 31,
	2015	2014
Commitments to sell loans	$237,372	$249,803
Commitments to fund loans	$207,566	$51,109

Lease Commitments

ACRE Capital is obligated under a number of operating leases for office spaces with terms ranging from less than one year to more than five years. Rent expense for the years ended December 31, 2015, 2014 and 2013 was $844 thousand, $983 thousand and $230 thousand, respectively.

The following table shows future minimum payments required under the Company's operating leases as of December 31, 2015 ($ in thousands):

As of December 31, 2015
2016	$775
2017	853
2018	837
2019	772
2020	754
Thereafter	1,026
Total	$5,017

The Company from time to time may be party to litigation relating to claims arising in the normal course of business. As of December 31, 2015, the Company is not aware of any legal claims that could materially impact its business, financial condition or results of operations.